Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Receivables from franchisees	$ 42,630	$ 33,323
Debit and credit card receivables	61,178	53,062
Delivery Sales Receivables	35,376	29,177
Meal voucher receivables	9,877	8,609
Notes receivable	249	562
Allowance for doubtful accounts	(1,330)	(460)
Accounts and notes receivable, net	$ 147,980	$ 124,273